Schedule of Investments (unaudited)
June 30, 2022
BlackRock Global Equity Absolute Return Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Canada — 1.3%
Canadian National Railway Co.	987	$ 111,022
China — 4.7%
Tencent Holdings Ltd.	5,700	258,011
Wuxi Biologics Cayman, Inc.(a)(b)	16,000	148,247
		406,258
Denmark — 5.3%
Ascendis Pharma A/S, ADR(b)	1,230	114,341
Novo Nordisk A/S, Class B	2,371	262,949
Vestas Wind Systems A/S	3,954	84,070
		461,360
France — 0.9%
Kering SA	157	81,362
Germany — 2.9%
Infineon Technologies AG	5,585	135,858
MTU Aero Engines AG	638	116,876
		252,734
Iceland — 1.0%
Marel HF(a)	20,047	89,478
Italy — 2.4%
Intesa Sanpaolo SpA	64,428	120,575
UniCredit SpA	9,528	91,053
		211,628
Japan — 6.7%
Daiichi Sankyo Co. Ltd.	7,600	193,287
Recruit Holdings Co. Ltd.	7,200	212,043
Sony Group Corp.	2,200	179,425
		584,755
Netherlands — 5.1%
ASML Holding NV	378	178,582
Koninklijke DSM NV	1,864	267,019
		445,601
Sweden — 1.8%
Epiroc AB, Class A	9,949	154,260
Switzerland — 2.8%
Roche Holding AG	744	248,719
Security	Shares	Value
United States — 19.3%
Amazon.com, Inc.(b)	806	$ 85,605
Baker Hughes Co.	6,445	186,067
Chart Industries, Inc.(b)	947	158,509
Comcast Corp., Class A	4,443	174,343
Equinix, Inc.	322	211,560
GXO Logistics, Inc.(b)	2,580	111,637
Intuitive Surgical, Inc.(b)	337	67,639
Live Nation Entertainment, Inc.(b)(c)	1,019	84,149
McDonald’s Corp.	364	89,864
NIKE, Inc., Class B	725	74,095
ROBLOX Corp., Class A(b)	1,105	36,310
SVB Financial Group(b)	235	92,823
Thermo Fisher Scientific, Inc.	334	181,456
WillScot Mobile Mini Holdings Corp.(b)	3,885	125,952
		1,680,009
Total Long-Term Investments — 54.2% (Cost: $5,932,517)		4,727,186
Short-Term Securities(d)(e)
Money Market Funds — 40.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.33%	3,455,784	3,455,784
SL Liquidity Series, LLC, Money Market Series, 1.73%(f)	50,215	50,205
Total Short-Term Securities — 40.2% (Cost: $3,505,994)		3,505,989
Total Investments — 94.4% (Cost: $9,438,511)		8,233,175
Other Assets Less Liabilities — 5.6%		489,988
Net Assets — 100.0%		$ 8,723,163
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 1,502,087	$ 1,953,697(a)	$ —	$ —	$ —	$ 3,455,784	3,455,784	$ 4,967	$ —
SL Liquidity Series, LLC, Money Market Series	120,250	—	(70,060)(a)	20	(5)	50,205	50,215	24(b)	—
				$ 20	$ (5)	$ 3,505,989		$ 4,991	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BlackRock Global Equity Absolute Return Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
CAC 40 Index	6	07/15/22	$ 372	$ 4,220
Mini-TOPIX Index	23	09/08/22	317	12,968
S&P 500 E-Mini Index	3	09/16/22	568	16,651
STOXX Europe 600 Index	52	09/16/22	1,103	11,062
				$ 44,901
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	149,558	CAD	192,261	Deutsche Bank AG	07/15/22	$ 198
USD	148,237	JPY	20,041,768	BNP Paribas SA	07/15/22	391
USD	410,714	JPY	54,905,129	Deutsche Bank AG	07/15/22	5,686
USD	172,025	SEK	1,747,278	Deutsche Bank AG	07/15/22	1,135
						$7,410
USD	266,290	CHF	264,375	Deutsche Bank AG	07/15/22	(10,900)
USD	256,953	DKK	1,827,773	NatWest Markets PLC	07/15/22	(829)
USD	1,161,169	EUR	1,110,036	State Street Bank and Trust Co.	07/15/22	(3,240)
						(14,969)
						$ (7,559)

OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(i)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Citibank N.A.(a)	02/24/23–05/08/25	$ (781,091)	$ (1,657) (b)	$ (774,750)	13.8%
	Monthly	Goldman Sachs Bank USA(c)	02/27/23–02/28/23	(1,058,880)	(30,924) (d)	(1,081,256)	16.0
	Monthly	HSBC Bank PLC(e)	02/10/23–02/13/23	(493,636)	13,114 (f)	(476,510)	11.9
	Monthly	Morgan Stanley & Co. International PLC(g)	12/26/23–05/15/24	(713,391)	20,263 (h)	(687,226)	11.3
					$ 796	$(3,019,742)
(b)	Amount includes $(7,998) of net dividends and financing fees.
(d)	Amount includes $(8,548) of net dividends and financing fees.
(f)	Amount includes $(4,012) of net dividends and financing fees.
(h)	Amount includes $(5,902) of net dividends and financing fees.
(i)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(a)	(c)	(e)
Range:	18-300 basis points	15-26 basis points	15-30 basis points
Benchmarks:	Euro Short-Term Rate:	Euro Short-Term Rate:	Euro Short-Term Rate:
	EUR 1 Day	EUR 1 Day	EUR 1 Day
	Sterling Overnight Index Average:	Sterling Overnight Index Average:	Sterling Overnight Index Average:
	GBP 1 Day	GBP 1 Day	GBP 1 Day
	Tokyo Overnight Average Rate:	Overnight Bank Funding Rate	Tokyo Overnight Average Rate:
	JPY 1 Day	USD 1 Day	JPY 1 Day
	Overnight Stockholm Interbank Offer Rate:		Overnight Bank Funding Rate

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BlackRock Global Equity Absolute Return Fund
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	SEK 1 Day	USD 1 Day
Overnight Bank Funding Rate
USD 1 Day

(g)
Range:	15-569 basis points
Benchmarks:	Euro Short-Term Rate:
EUR 1 Day
Sterling Overnight Index Average:
GBP 1 Day
Tokyo Overnight Average Rate:
JPY 1 Day
Overnight Bank Funding Rate
USD 1 Day

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates February 24, 2023 to May 08, 2025:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
France
Air Liquide SA	1,521	$ 204,731	(26.4)%
Total Reference Entity — Long		204,731
Reference Entity — Short
Common Stocks
Germany
BASF SE	1,366	(59,766)	7.7
Japan
Seven Bank Ltd.	67,600	(129,098)	16.7
Netherlands
Randstad NV	2,625	(126,867)	16.4
Sweden
Volvo Car AB, Class B	12,123	(80,553)	10.4
United Kingdom
Bunzl PLC	5,352	(177,744)	22.9
United States
CarMax, Inc.	941	(85,142)	11.0
HP, Inc.	4,752	(155,770)	20.1
Interpublic Group of Cos., Inc.	3,758	(103,458)	13.3
Spotify Technology SA	651	(61,083)	7.9
		(405,453)
Total Reference Entity — Short		(979,481)
Net Value of Reference Entity — Citibank N.A.		$(774,750)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination dates February 27, 2023 to February 28, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Spain
Cellnex Telecom SA	4,431	$ 172,447	(15.9)%
Total Reference Entity — Long		172,447
Reference Entity — Short
Common Stocks
Japan
Dentsu Group, Inc.	2,100	(63,310)	5.9
Netherlands
Heineken NV	761	(69,268)	6.4
Spain
Mapfre SA	47,771	(84,477)	7.8
Telefonica SA	33,204	(169,522)	15.7
		(253,999)
United Kingdom
Sage Group PLC	17,935	(138,885)	12.8
United States
Affirm Holdings, Inc.	1,693	(30,576)	2.8
Amcor PLC	4,809	(59,776)	5.5
Apple, Inc.	963	(131,661)	12.2
AT&T Inc.	6,879	(144,184)	13.3
Block, Inc.	504	(30,976)	2.9
Brink’s Co.	2,105	(127,794)	11.8

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BlackRock Global Equity Absolute Return Fund
	Shares	Value	% of Basket Value
United States
Penske Automotive Group, Inc.	971	$ (101,654)	9.4%
Progressive Corp.	874	(101,620)	9.4
		(728,241)
Total Reference Entity — Short		(1,253,703)
Net Value of Reference Entity — Goldman Sachs Bank USA		$(1,081,256)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination dates February 10, 2023 to February 13, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
France
Sanofi	1,215	$ 122,528	(25.7)%
United Kingdom
Barclays PLC	67,393	126,022	(26.5)
Total Reference Entity — Long		248,550
Reference Entity — Short
Common Stocks
Germany
Fresenius Medical Care AG & Co. KGaA	1,673	(83,819)	17.6
Japan
Asics Corp.	3,600	(65,204)	13.7
Secom Co. Ltd.	2,200	(135,839)	28.5
		(201,043)
United States
Conagra Brands, Inc.	4,779	(163,633)	34.3
Janus Henderson Group PLC	2,248	(52,850)	11.1
Molson Coors Beverage Co., Class B	2,858	(155,790)	32.7
Robert Half International, Inc.	907	(67,925)	14.3
		(440,198)
Total Reference Entity — Short		(725,060)
Net Value of Reference Entity — HSBC Bank PLC		$(476,510)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination dates December 26, 2023 to May 15, 2024:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
United Kingdom
Standard Chartered PLC	18,685	$ 141,060	(20.5)%
Total Reference Entity — Long		141,060
Reference Entity — Short
Common Stocks
Germany
Freenet AG	3,663	(91,349)	13.3
Japan
SoftBank Corp.	12,400	(137,671)	20.0
South Korea
LG Energy Solution Ltd.	413	(119,125)	17.3
United States
Booking Holdings, Inc.	32	(55,968)	8.1
Omnicom Group, Inc.	2,232	(141,977)	20.7
ON Semiconductor Corp.	1,706	(85,829)	12.5
WD-40 Co.	341	(68,664)	10.0
Williams-Sonoma, Inc.	1,151	(127,703)	18.6
		(480,141)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$(687,226)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BlackRock Global Equity Absolute Return Fund
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 111,022	$ —	$ —	$ 111,022
China	—	406,258	—	406,258
Denmark	114,341	347,019	—	461,360
France	—	81,362	—	81,362
Germany	—	252,734	—	252,734
Iceland	—	89,478	—	89,478
Italy	—	211,628	—	211,628
Japan	—	584,755	—	584,755
Netherlands	—	445,601	—	445,601
Sweden	—	154,260	—	154,260
Switzerland	—	248,719	—	248,719
United States	1,680,009	—	—	1,680,009
Short-Term Securities
Money Market Funds	3,455,784	—	—	3,455,784
	$ 5,361,156	$ 2,821,814	$ —	8,182,970
Investments valued at NAV(a)				50,205
				$ 8,233,175
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 16,651	$ 61,627	$ —	$ 78,278
Foreign Currency Exchange Contracts	—	7,410	—	7,410
Liabilities
Equity Contracts	—	(32,581)	—	(32,581)
Foreign Currency Exchange Contracts	—	(14,969)	—	(14,969)
	$ 16,651	$ 21,487	$ —	$ 38,138
(a)	Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are swaps, financial futures contracts and forward foreign currency exchange contracts. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.Financial futures contracts are valued at the unrealized appreciation (depreciation) on the instrument..
Currency Abbreviation
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

Schedule of Investments (unaudited)  (continued)
June 30, 2022
BlackRock Global Equity Absolute Return Fund
Portfolio Abbreviation
ADR	American Depositary Receipt
OTC	Over-the-Counter
S&P	Standard & Poor’s
TOPIX	Tokyo Stock Price Index